Revolving Loan/Credit Agreements	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Revolving Loan/Credit Agreements [Abstract]
Revolving Loan/Credit Agreements
Note 5:   Revolving Loan/Credit Agreements

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") and a group of lenders (together, the "Lenders") for $126,000,000 senior secured debt, consisting of a $111,000,000 construction loan and a $15,000,000 revolving line of credit.  Borrowings under the loan include a variable interest rate based on LIBOR plus 4.45% for each advance under the Credit Agreement.  On August 1, 2009, the loan was segmented into an amortizing term facility of $101,000,000, a term revolver of $10,000,000 and a revolving working capital term facility of $15,000,000.  On September 1, 2011, the Company elected to convert 50% of the term note into a fixed rate loan of 6%.  The portion of the term loan not fixed and the term revolving line of credit accrues interest equal to LIBOR plus 4.45%, with a 6% floor. The Credit Agreement requires compliance with certain financial and nonfinancial covenants.

As of December 31, 2011, the Company was in compliance with all required covenants. Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The Company is required to maintain $8,000,000 of working capital ($20,861,238 at December 31, 2011) and maintain a tangible net worth (as defined by the Credit Agreement) of $93,705,925 ($102,462,334 at December 31, 2012) under the Credit Agreement.  The term credit facility of $101,000,000 requires monthly principal payments.  The loan is amortized over 114 months and matures five years after the conversion date, August 1, 2014.  The term of the $15,000,000 revolving working capital facility matures on March 31, 2012. Any borrowings are subject to borrowing base restrictions as well as certain prepayment penalties.  The $10,000,000 term revolver is interest only until maturity on August 1, 2014.

Under the terms of the Credit Agreement, the Company may draw the lesser of $15,000,000 or 75 percent of eligible accounts receivable and eligible inventory. The balance on the working capital line was $0 and $3,500,000 at December 31, 2011 and September 30, 2011 with $15,000,000 and $11,500,000 available for use at December 31, 2011 and September 30, 2011.   As part of the revolving line of credit, the Company may request letters of credit to be issued up to a maximum of $5,000,000 in the aggregate.    There were no outstanding letters of credit as of December 31, 2011.

As of December 31, 2011 and September 30, 2011, the outstanding balance under the Credit Agreement was $89,227,969 and $96,753,936, respectively.  In addition to all the other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of the year ended September 30, 2010 ("Fiscal 2010"), an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $4,000,000 per year, and $16,000,000 over the term of the Credit Agreement.  The excess cash flow payment was modified by the Second Amendment to the Amended and Restated Credit Agreement dated June 30, 2011, whereby the Company also agreed to pay, beginning at the end of the Fiscal 2011, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $6,000,000 per year, and $24,000,000 over the term of the Credit Agreement.  An excess cash flow payment of $3,757,406 for Fiscal 2011 is due and payable in four equal installments in the year ending September 30, 2012 ("Fiscal 2012"). The first payment of approximately $940,000 was paid to AgStar during the first quarter of Fiscal 2012 in December, 2011.

Bunge

Bunge N.A. Holdings, Inc. ("Holdings") agreed to extend the Company a Subordinated Term Note, dated August 26, 2009 (the "Original Holdings Note"), due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.
On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing a new note to Holdings (the "Holdings Note"), which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  There are no Series U Units outstanding at December 31, 2011.  As of December 31, and September 30, 2011, there was $31,663,730 and $31,663,730 outstanding under the Holdings Note, respectively.  There was $1,067,147 and $425,500 of accrued interest (included in accrued expenses, related parties) due to Holdings as of December 31, 2011 and September 30, 2011, respectively.

The Company entered into a revolving note with Holdings dated August 26, 2009 (the "Holdings Revolving Note"), providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Holdings Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of December 31, 2011 and September 30, 2011, the balance outstanding was $0 and $3,000,000, respectively, under the Holdings Revolving Note.

ICM

On June 17, 2010, the Company issued a term note in the amount of $9,970,000 (the "ICM Term Note") to ICM Inc. ("ICM"), which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of December 31, 2011 and September 30, 2011, there was $10,903,000 and $10,903,000 outstanding under the ICM Term Note, respectively, and approximately $367,454 and $146,500 of accrued interest due (included in accrued expense, related party) to ICM, respectively.

Notes Payable

Notes payable consists of the following as of December 31, 2011 and September 30, 2011:

	December 31, 2011	September 30, 2011
$300,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $2,500 due through the maturity date of March 2016 on the non-forgivable portion. (A)	$272,500	$280,000
$200,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	3,333	8,333

Note payable to affiliate Holdings, bearing interest at LIBOR plus 7.50-10.5% (7.93% at December 31, 2011); maturity on August 31, 2014.	31,663,730	31,663,730

Note payable to affiliate ICM, bearing interest at LIBOR plus 7.50-10.5% (7.93% at December 31, 2011); maturity on August 31, 2014.	10,902,885	10,902,885
Notes Payable (continued)

Term facility payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at December 31, 2011); maturity on August 1, 2014.	41,014,915 38,213,054	43,593,856 39,660,080

Term revolver payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at December 31, 2011); maturity on August 1, 2014.	10,000,000	10,000,000

$15 million revolving working capital term facility payable to AgStar bearing interest at LIBOR plus 4.45% with a 6.00% floor (6.00% at December 31, 2011), maturing March 31, 2012.	0	3,500,000

Capital leases payable to AgStar bearing interest at 3.088% maturing May 15, 2013.	25,746	28,701

Revolving line of credit payable to affiliate Holdings bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.74% at December 31, 2011).	0	3,000,000
Less current maturities	132,096,163 (12,897,698)	142,637,585 (21,236,780)
Total long term debt	$119,198,465	$121,400,805

(A) The $300,000 IDED loan is comprised of two components under the Master Contract (the "Master Contract") between the Company and IDED: i) a $150,000, non interest-bearing component that requires monthly payments of $2,500, which began in March, 2011 with a final payment of $2,500 due February, 2016; and ii) a $150,000 forgivable loan.  The Company has a $300,000 letter of credit with regard to the $300,000 loan (secured by a time deposit account in the same amount) to collateralize the loan.  The note under the Master Contract is collateralized by substantially all of the Company's assets, subordinate to the Credit Agreement.

Aggregate maturities of notes payable as of December 31, 2011 are as follows:

Year Ended December 31,
2012	$ 12,897,698
2013	10,561,249
2014	108,604,716
2015 2016	30,000 2,500
Total	$ 132,096,163

Note 5:    Revolving Loan/Credit Agreements

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") and a group of lenders (together, the "Lenders").  Borrowings under the loan include a variable interest rate based on LIBOR plus 4.45% for each advance under the Credit Agreement.  The loan was segmented into an amortizing term facility of $101,000,000 (the "AgStar Term"), a term revolver of up to $10,000,000 (the "AgStar Revolving Term") and a revolving working capital term facility of up to $15,000,000 (the "AgStar LOC").  On September 1, 2011, the Company elected to convert 50% of the AgStar Term into a fixed rate loan at the lender's bonds rate plus 4.45%, with a 6% floor.  The portion of the AgStar Term not fixed and the AgStar Revolving Term accrues interest of LIBOR plus 4.45%, with a 6% floor. The Credit Agreement requires compliance with certain financial and nonfinancial covenants, with which the Company was in compliance as of September 30, 2011. Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The AgStar Term requires monthly principal payments, is amortized over 114 months and matures on August 1, 2014.  The term of the AgStar LOC matures on March 31, 2012. Any borrowings under the AgStar LOC are subject to borrowing base restrictions as well as certain prepayment penalties.  The AgStar Revolving Term is interest only until maturity on August 1, 2014.

Under the terms of the AgStar LOC, the Company may draw the lesser of $15,000,000 or 75 percent of eligible accounts receivable plus 75 percent of eligible inventory.  As part of the AgStar LOC, the Company may request letters of credit to be issued up to a maximum of $5,000,000 in the aggregate.  There were no outstanding letters of credit as of September 30, 2011.

As of September 30, 2011 and 2010, the outstanding balance under the Credit Agreement (all three components) was $96,753,936 and $114,616,726, respectively.  In addition to all the other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of Fiscal 2010, 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $4,000,000 per year, and $16,000,000 over the term of the Credit Agreement.  The excess cash flow payment was modified by the Second Amendment to the Amended and Restated Credit Agreement dated June 30, 2011, whereby the Company agreed to pay, beginning at the end of Fiscal 2011, 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $6,000,000 per year, and $24,000,000 over the term of the Credit Agreement.  An excess cash flow payment of $3,757,406 for Fiscal 2011 is due and payable in four equal installments in the year ending September 30, 2012 ("Fiscal 2012").

Bunge N.A. Holdings, Inc. ("Holdings") agreed to extend the Company a Subordinated Term Note, dated August 26, 2009 (the "Original Holdings Note"), due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.

On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing a new note to Holdings (the "Holdings Note"), which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  As of September 30, 2011 and 2010, there was $31,663,730 and $29,290,300 outstanding under the Holdings Note, respectively.  There was $425,500 and $404,000 of accrued interest (including accrued expenses, related parties) due to Holdings as of September 30, 2011 and 2010, respectively.

The Company entered into a revolving note with Holdings dated August 26, 2009 (the "Holdings Revolving Note"), providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of September 30, 2011 and 2010, the balance outstanding was $3,000,000 and $0, respectively, under the Holdings Revolving Note.

On June 17, 2010, ICM, Inc. ("ICM") issued the a term note to the Company (the "ICM Term Note") in the amount of $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of September 30, 2011 and 2010, there was $10,903,000 and $10,061,000 outstanding under the ICM Term Note, respectively, and approximately $146,500 and $139,000 of accrued interest due (including accrued expense, related party) to ICM, respectively.